SHAREHOLDERS' EQUITY - Share capital (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Aug. 30, 2024
SHAREHOLDERS' EQUITY
Share capital	R$ 19,235,546,000	R$ 9,235,546,000
Percentage of ownership interest in subsidiary	100.00%	100.00%
SUZB3 common shares quoted (per share)	R$ 61.78	R$ 55.63
Issued capital, ordinary shares	R$ 10,000,000,000
Suzano Holding
SHAREHOLDERS' EQUITY
Percentage of ownership interest in subsidiary	29.08%	27.76%
Controller
SHAREHOLDERS' EQUITY
Percentage of ownership interest in subsidiary	15.51%	14.81%
Key management personnel of entity or parent
SHAREHOLDERS' EQUITY
Percentage of ownership interest in subsidiary	2.59%	2.42%
Alden Fundo de Investimento em Acoes
SHAREHOLDERS' EQUITY
Percentage of ownership interest in subsidiary	2.07%	1.98%
Controlling Shareholders
SHAREHOLDERS' EQUITY
Percentage of ownership interest in subsidiary	49.25%	46.97%
Other shareholders
SHAREHOLDERS' EQUITY
Percentage of ownership interest in subsidiary	48.78%	50.40%
Ordinary shares | Suzano Holding
SHAREHOLDERS' EQUITY
Number of shares outstanding	367,612,329	367,612,329
Ordinary shares | Controller
SHAREHOLDERS' EQUITY
Number of shares outstanding	196,065,636	196,065,636
Ordinary shares | Key management personnel of entity or parent
SHAREHOLDERS' EQUITY
Number of shares outstanding	32,784,440	32,105,783
Ordinary shares | Alden Fundo de Investimento em Acoes
SHAREHOLDERS' EQUITY
Number of shares outstanding	26,154,744	26,154,744
Ordinary shares | Controlling Shareholders
SHAREHOLDERS' EQUITY
Number of shares outstanding	622,617,149	621,938,492
Ordinary shares | Other shareholders
SHAREHOLDERS' EQUITY
Number of shares outstanding	616,624,679	667,413,523
Share Capital
SHAREHOLDERS' EQUITY
Share capital	R$ 19,269,281,000		R$ 19,269,281
Share issue related cost	R$ 33,735,000
Share Capital | Ordinary shares
SHAREHOLDERS' EQUITY
Number of shares outstanding	1,264,117,615	1,324,117,615
Treasury shares
SHAREHOLDERS' EQUITY
Number of shares outstanding			1,264,117,615
Percentage of ownership interest in subsidiary	1.97%	2.63%
Treasury shares | Ordinary shares
SHAREHOLDERS' EQUITY
Number of shares outstanding	24,875,787	34,765,600